Common Stock	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Common Stock

15. Common Stock

The Company has an unlimited number of common shares authorized with no par value. As at December 31, 2023, 115,250,810 common shares were issued and outstanding (December 31, 2022 – 76,775,071).

For the year ended December 31, 2023

On November 28, 2023, the Company completed a short form prospectus, issuing 36,057,934 common shares of the Company at a price of CAD$0.30(approximately USD$0.22) per common share for aggregate gross proceeds of CAD$10,817,380 (approximately USD$7,960,687).

Cash finder’s fee of CAD$737,934 (USD$543,057) were paid and 2,101,726 finder’s warrants were issued. The finder’s warrants are exercisable to purchase one common share of the Company at an exercise price of CAD$0.30 (approximately USD$0.22) until November 28, 2025. The finder’s warrants issued have a fair value of CAD$353,288 (approximately USD$259,955).

During the year ended December 31, 2023, the Company issued 150,000 shares with a fair value of $212,632 to settle debt of $195,290 and recognized a loss on the settlement of $17,342.

During the year ended December 31, 2023, the Company issued 1,762,805 shares for RSU’s which were granted and vested in previous periods.

During the year ended December 31, 2023, 5,000 warrants with an exercise price of CAD$0.60 (approximately USD$0.44) were exercised for gross proceeds of CAD$3,000 (USD$2,215).

During the year ended December 31, 2023, the Company issued 60,000 shares valued at $29,299 for services rendered valued at $11,957. A $17,342 loss on the issuance of shares was recognized.

During the year ended December 31, 2023, the Company entered into a consulting agreement pursuant to which an obligation to issue shares valued at $18,873 was accrued. The obligation to issue shares relate to 100,000 shares owed as a signing bonus and 25,000 shares owed relating to services rendered.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2023 and 2022

(Expressed in U.S. dollars)

During the year ended December 31, 2023, the Company issued shares for the exercise of options as follows:

15.	Common Stock (continued)

●	40,000 common shares for the exercise of 40,000 options at CAD$0.75 (approximately USD$0.55) for cash proceeds of CAD$30,000 (USD$21,872). As a result, $18,475 was transferred from option reserves to share capital; and
●	70,000 common shares for the exercise of 70,000 options at CAD$2.20 (approximately USD$1.62) for cash proceeds of CAD$154,000 (USD$113,717). As a result, $72,050 was transferred from option reserves to share capital.
●	70,000 common shares for the exercise of 70,000 options at CAD$0.80 (approximately USD$0.60) for cash proceeds of CAD$56,453 (USD$42,000). As a result, $35,174 was transferred from option reserves to share capital.
●	60,000 common shares for the exercise of 60,000 options at CAD$0.75 (approximately USD$0.56) for cash proceeds of CAD$45,000 (USD$33,479). As a result, $29,939 was transferred from option reserves to share capital.
●	200,000 common shares for the exercise of 200,000 options at CAD$2.20 (approximately USD$1.66) for cash proceeds of CAD $440,000 (USD$331,796). As a result, $273,583 was transferred from option reserves to share capital.

For the year ended December 31, 2022

During the year ended December 31, 2022, the Company issued shares for the exercise of warrants as follows:

●	538,250 common shares for the exercise of 538,250 warrants at CAD$0.50 (approximately USD$0.38) for cash proceeds of CAD$269,125 (USD$202,713). As a result, $336,464 was transferred from warrant reserves to common stock and share premium;
●	160,000 common shares for the exercise of 160,000 warrants at CAD$0.50 (approximately USD$0.37) In lieu of cash, the Company acquired prepaid services in the amount of $58,698. As a result, $98,786 was transferred from warrant reserves to common stock and share premium;
●	50,000 common shares for the exercise of 50,000 warrants at CAD$0.50 (approximately USD$0.37). In lieu of cash, debt owed to the equity holder was settled in the amount of CAD$10,949 (USD$8,034). Pursuant to the issuance, $31,511 was transferred from warrant reserves to common stock and share premium. As at December 31, 2022, CAD$14,051 (USD$10,310) was recorded to receivables for equity issued for the remainder of the amount;
●	5,000 common shares for the exercise of 5,000 warrants at CAD$0.60 (approximately USD$0.44) for cash proceeds of CAD$3,000 (USD$2,213);
●	49,000 common shares for the exercise of 49,000 warrants at CAD$1.00 (approximately USD$0.76) for cash proceeds of CAD$49,000 (USD$37,225);
●	550,000 common shares for the exercise of 550,000 warrants at CAD$1.55 (approximately USD$1.15) for cash proceeds of CAD$852,500 (USD$635,127). As a result, $467,968 was transferred from warrant reserves to common stock and share premium;
●	9,500 common shares for the exercise of 9,500 warrants at CAD$2.25 (approximately USD$1.69) for cash proceeds of CAD$21,375 (USD$16,101). As a result, $1,159 was transferred from warrant reserves to common stock and share premium;
●	221,616 common shares for the exercise of 221,616 warrants at $0.39 for cash proceeds of $87,071. As the warrants were liability classified, the fair value of the shares of $326,695 was transferred to share premium;
●	250,000 common shares for the exercise of 250,000 warrants at $0.40. In lieu of cash, the Company acquired prepaid services in the amount of $100,000. As the warrants were liability classified, the fair value of the shares of $121,604 was transferred to share premium;
●	152,000 common shares for the exercise of 152,000 warrants at $0.50 for cash proceeds of $67,797. As the warrants were liability classified, the fair value of the shares of $164,025 was transferred to share premium; and
●	200,000 common shares for the exercise of 200,000 warrants at $0.80 for cash proceeds of $160,000. As the warrants were liability classified, the fair value of the shares of $210,627 was transferred to share premium.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2023 and 2022

(Expressed in U.S. dollars)

15.	Common Stock (continued)

During the year ended December 31, 2022, the Company issued shares for the exercise of options as follows:

●	60,000 common shares for the exercise of 60,000 options at CAD$0.40 (approximately USD$0.29) for cash proceeds of CAD$24,000 (USD$17,609). As a result, $16,557 was transferred from option reserves to common stock and share premium;
●	155,000 common shares for the exercise of 149,000 options at CAD$0.50 (approximately USD$0.39) for cash proceeds of CAD$77,500 (USD$58,751). 6,000 Common shares were issued in error. As a result, $2,322 was recorded in shares to be cancelled. Pursuant to the issuance, $55,001 was transferred from option reserves to common stock and share premium;
●	50,000 common shares pursuant to the exercise of 50,000 options at CAD$0.50 (approximately USD$0.39). In lieu of cash, debt in the amount of CAD$25,000 (USD$19,270) was settled. Pursuant to the issuance, $18,474 was transferred from option reserves to common stock and share premium;
●	330,000 common shares for the exercise of 330,000 options at CAD$2.20 (approximately USD$1.50) for cash proceeds of CAD$726,000 (USD$494,706). As a result, $341,584 was transferred from option reserves to common stock and share premium. As at December 31, 2022, CAD$56,000 (USD$41,349) had not yet been received and was recorded to receivables for equity issued; and
●	80,000 common shares pursuant to the exercise of 80,000 options at $0.60. In lieu of cash, debt owed to the equity holders was settled in the amount of $48,000. Pursuant to the issuance, $43,290 was transferred from option reserves to common stock and share premium.

In March 2022, the Company issued 21,331,588 units at CAD$0.825 per unit for gross proceeds of CAD$17,598,610 (USD$13,886,226) pursuant to the closing of a non-brokered private placement. Each unit comprises one common share and one half of one share purchase warrant. Each whole warrant entitles the holder to purchase one common share for CAD$2.25 for two years from the date of the closing of the offering. As the fair value of the common shares on the same date exceeded the issuance price, no residual value was assigned to the warrants. Cash finder’s fee of CAD$1,397,495 (USD$1,108,790) were paid and 1,501,357 finder’s warrants were issued with a fair value of $994,775. The finder’s warrants have the same terms as the warrants attached to the units. The Company also issued 600,000 units for debt settlement of CAD$495,000 (USD$391,021) under the same terms of the private placement financing with no loss or gain recognized.

On March 1, 2022, the Company entered into a consulting agreement with a third party. Pursuant to the consulting agreement, the Company issued 40,000 common shares on November 2, 2022 for the consulting services received in March 2022 with a fair value of $51,208. The amount of $51,208 was expensed and included in consulting services on the consolidated statements of loss and comprehensive loss for the year ended December 31, 2022.

On March 17, 2022, the Company issued 181,818 units for investor relations services from February to July 2022 valued at CAD$150,000 (USD$118,188). The amount of CAD$150,000 (USD$118,188) was expensed and included in investor relations on the consolidated statements of loss and comprehensive loss for the year ended December 31, 2022.

During the year ended December 31, 2022, the Company issued 220,000 shares, 10,000 of which relate to the vesting of restricted stock units granted in 2021 and 210,000 relating to the granting and vesting of restricted stock units during the year ended December 31, 2022. The value of the shares issued is $111,122. $7,540 of the stock-based compensation was recorded in the prior year.

On June 29, 2022, the Company completed a short form prospectus, issuing 14,507,380 units of the Company at a price of CAD$1.55 (approximately USD$1.20) per unit for aggregate gross proceeds of up to CAD$22,486,439 (approximately USD$17,408,856). Each unit consists of one common share of the Company and one half of one common share purchase warrant. Each warrant will be exercisable to purchase one common share of the Company at an exercise price of CAD$2.50 (approximately USD$1.95) until June 29, 2025. A value of CAD$0.20 was allocated to each warrant based on the residual method.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2023 and 2022

(Expressed in U.S. dollars)

15.	Common Stock (continued)

Cash finder’s fee of CAD$1,994,906 (USD$1,549,196) were paid and 850,288 finder’s warrants were issued with a fair value of CAD$1,014,290 (USD$787,785). The finder’s warrants are exercisable to purchase units, with each unit consisting of one common share and one-half share purchase warrant of the Company at an exercise price of CAD$1.55 (approximately USD$1.20) until June 29, 2025. Each warrant is exercisable at CAD$2.50 (approximately USD$1.80) until June 29, 2025.